Insurance Contracts_Liquidity Risk Of Non life Insurance Contracts(Details) - KRW (₩)	Dec. 31, 2017		May 19, 2017
Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	₩ 20,710,685,000,000	[1]	₩ 19,322,017,000,000
Non-life insurance | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	583,336,000,000		624,297,000,000
Non-life insurance | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	20,127,349,000,000		18,697,720,000,000
Long-term insurance non participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	17,089,434,000,000		15,874,278,000,000
Long-term insurance non participating | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	575,751,000,000		616,770,000,000
Long-term insurance non participating | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	16,513,683,000,000		15,257,508,000,000
Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	3,593,752,000,000		3,420,680,000,000
Annuity | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	7,585,000,000		7,527,000,000
Annuity | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	3,586,167,000,000		3,413,153,000,000
Asset-linked | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	27,499,000,000		27,059,000,000
Within 1 year | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	484,751,000,000		511,988,000,000
Within 1 year | Non-life insurance | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	26,258,000,000		54,311,000,000
Within 1 year | Non-life insurance | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	458,493,000,000		457,677,000,000
Within 1 year | Long-term insurance non participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	484,579,000,000		511,795,000,000
Within 1 year | Long-term insurance non participating | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	26,239,000,000		54,301,000,000
Within 1 year | Long-term insurance non participating | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	458,340,000,000		457,494,000,000
Within 1 year | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	172,000,000		193,000,000
Within 1 year | Annuity | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	19,000,000		10,000,000
Within 1 year | Annuity | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	153,000,000		183,000,000
Within 1 year | Asset-linked | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	0		0
1~5 years | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	3,095,259,000,000		2,585,148,000,000
1~5 years | Non-life insurance | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	297,288,000,000		202,902,000,000
1~5 years | Non-life insurance | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,797,971,000,000		2,382,246,000,000
1~5 years | Long-term insurance non participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	3,020,681,000,000		2,513,799,000,000
1~5 years | Long-term insurance non participating | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	297,196,000,000		202,759,000,000
1~5 years | Long-term insurance non participating | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,723,485,000,000		2,311,040,000,000
1~5 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	47,079,000,000		44,290,000,000
1~5 years | Annuity | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	92,000,000		143,000,000
1~5 years | Annuity | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	46,987,000,000		44,147,000,000
1~5 years | Asset-linked | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	27,499,000,000		27,059,000,000
5~10 years | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,562,518,000,000		2,721,193,000,000
5~10 years | Non-life insurance | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	119,727,000,000		187,466,000,000
5~10 years | Non-life insurance | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,442,791,000,000		2,533,727,000,000
5~10 years | Long-term insurance non participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,252,946,000,000		2,442,633,000,000
5~10 years | Long-term insurance non participating | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	117,610,000,000		185,691,000,000
5~10 years | Long-term insurance non participating | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,135,336,000,000		2,256,942,000,000
5~10 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	309,572,000,000		278,560,000,000
5~10 years | Annuity | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,117,000,000		1,775,000,000
5~10 years | Annuity | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	307,455,000,000		276,785,000,000
5~10 years | Asset-linked | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	0		0
10~20 years | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,060,759,000,000		2,346,193,000,000
10~20 years | Non-life insurance | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	44,185,000,000		80,158,000,000
10~20 years | Non-life insurance | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,016,574,000,000		2,266,035,000,000
10~20 years | Long-term insurance non participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	966,820,000,000		1,316,573,000,000
10~20 years | Long-term insurance non participating | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	40,229,000,000		76,049,000,000
10~20 years | Long-term insurance non participating | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	926,591,000,000		1,240,524,000,000
10~20 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	1,093,939,000,000		1,029,620,000,000
10~20 years | Annuity | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	3,956,000,000		4,109,000,000
10~20 years | Annuity | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	1,089,983,000,000		1,025,511,000,000
10~20 years | Asset-linked | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	0		0
More 20 years | Non-life insurance
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	12,507,398,000,000		11,157,495,000,000
More 20 years | Non-life insurance | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	95,878,000,000		99,460,000,000
More 20 years | Non-life insurance | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	12,411,520,000,000		11,058,035,000,000
More 20 years | Long-term insurance non participating
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	10,364,408,000,000		9,089,478,000,000
More 20 years | Long-term insurance non participating | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	94,477,000,000		97,970,000,000
More 20 years | Long-term insurance non participating | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	10,269,931,000,000		8,991,508,000,000
More 20 years | Annuity
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,142,990,000,000		2,068,017,000,000
More 20 years | Annuity | Non-linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	1,401,000,000		1,490,000,000
More 20 years | Annuity | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	2,141,589,000,000		2,066,527,000,000
More 20 years | Asset-linked | Linked
Disclosure Of Non Life Insurance Premium Reserves Based On Each Residual Maturity LineItems[Line Items]
Premuim Reserves	₩ 0		₩ 0

[1]	Includes long-term investment contract amounting to ￦112,510?million.